Exhibit 99.2 - Schedule 2

Client Name:
Client Project Name:	HOF 2019-2
Start - End Dates:	7/25/2016 - 4/10/2019
Deal Loan Count:	14

Loan Level Tape Compare Upload
Loans in Report	14

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
3113002068	xxxxxx	Documentation Type	Alt Doc/Bank Statements	Full Doc
3114003010	xxxxxx	Borrower 1 First Time Home Buyer	N	Yes
4108002787	xxxxxx	Property Type	Rowhouse	Low Rise Condo (1-4)
4461205512	xxxxxx	Original LTV	53.333	54.7945
4461205512	xxxxxx	Property Type	Low Rise Condo (1-4)	Detached PUD
4461206288	xxxxxx	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
4461206288	xxxxxx	Borrower 1 First Time Home Buyer	N	Yes
4461206734	xxxxxx	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
4461206734	xxxxxx	Documentation Type	Full Doc	Alt Doc
4461207369	xxxxxx	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
4461207369	xxxxxx	Property Type	SFR	Detached PUD
6100197959	xxxxxx	Borrower 1 Self Employed Flag	N	Yes

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